Payden Corporate Bond Fund

Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (4%
)
2,300,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A , ( 3 mo. LIBOR USD + 1.080% ) ,
3.59% , 7/15/32 (a) (b) $ 2,246
1,400,000 CIFC Funding Ltd. 2021-4A 144A , ( 3 mo.
LIBOR USD + 2.900% ) , 5.41% , 7/15/33 (a) (b) 1,320
888,750 Domino's Pizza Master Issuer LLC 2021-1A
144A , 2.66% , 4/25/51 (a) 785
2,000,000 HERA Commercial Mortgage Ltd. 2021-FL1
144A , ( 1 mo. LIBOR USD + 1.950% ) , 4.11% ,
2/18/38 (a) (b) 1,890
2,000,000 KREF Ltd. 2022-FL3 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 1.450% ) ,
3.61% , 2/17/39 (a) (b) 1,940
1,895,250 Planet Fitness Master Issuer LLC 2022-1A 144A ,
3.25% , 12/05/51 (a) 1,714
1,575,333 Textainer Marine Containers Ltd. 2021-3A
144A , 1.94% , 8/20/46 (a) 1,388
2,350,000 VB-S1 Issuer LLC-VBTEL 2022-1A 144A ,
4.29% , 2/15/52 (a) 2,174
1,509,750 Zaxby's Funding LLC 2021-1A, 144A , 3.24% ,
7/30/51 (a) 1,323
Total Asset Backed (Cost - $15,919)
14,780
Bank Loans(c) (0%
)
1,000,000 Air Canada Term Loan B 1L , ( LIBOR USD
1-Month + 3.500% ) , 4.25% , 8/11/28 966
955,813 Directv Financing LLC Term Loan 1L , ( LIBOR
USD 1-Month + 5.000% ) , 7.37% , 8/02/27 906
646,750 Southwestern Energy Co. Term Loan B 1L , ( 1
mo. Term Secured Overnight Financing Rate +
1.500% ) , 4.70% , 6/22/27 641
Total Bank Loans (Cost - $2,582)
2,513
Corporate Bond (89%
)
Automotive  (4%)
1,285,000 Daimler Trucks Finance North America LLC
144A , 2.38% , 12/14/28 (a) 1,135
3,250,000 Ford Motor Credit Co. LLC , 2.30% , 2/10/25 3,050
1,800,000 Ford Motor Credit Co. LLC , 2.90% , 2/16/28 1,564
400,000 Ford Motor Credit Co. LLC , 3.81% , 1/09/24 396
1,200,000 General Motors Co. , 6.75% , 4/01/46 1,240
1,700,000 Hyundai Capital America 144A , 1.80% ,
10/15/25 (a) 1,561
950,000 Kia Corp. 144A , 1.75% , 10/16/26 (a) 865
3,275,000 Nissan Motor Co. Ltd. 144A , 4.35% , 9/17/27 (a) 3,076
1,150,000 Stellantis Finance U.S. Inc. 144A , 2.69% ,
9/15/31 (a) 943
1,705,000 Volkswagen Group of America Finance LLC
144A , 4.25% , 11/13/23 (a) 1,714
1,815,000 ZF North America Capital Inc. 144A , 4.75% ,
4/29/25 (a) 1,730
17,274
Banking  (11%)
2,325,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.010% ) , 1.20% , 10/24/26 (b) 2,110
1,800,000 Bank of America Corp. , ( 3 mo. LIBOR USD +
0.870% ) , 2.46% , 10/22/25 (b) 1,731
1,585,000 Bank of America Corp. N , ( U.S. Secured
Overnight Financing Rate + 1.220% ) , 2.65% ,
3/11/32 (b) 1,378
1,550,000 Bank of America Corp. , ( U.S. Secured Overnight
Financing Rate + 1.560% ) , 2.97% , 7/21/52 (b) 1,159
Principal
or Shares Security Description
Value
(000)
1,600,000 Bank of America Corp. , ( 3 mo. LIBOR USD +
0.970% ) , 3.46% , 3/15/25 (b) $ 1,583
975,000 Bank of America Corp. , ( 3 mo. LIBOR USD +
1.060% ) , 3.56% , 4/23/27 (b) 953
2,100,000 Bank of America Corp. , 4.00% , 1/22/25 2,109
2,600,000 Bank of Montreal , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.400% ) ,
3.09% , 1/10/37 (b) 2,174
1,150,000 Barclays PLC , ( 1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 1.050% ) ,
2.28% , 11/24/27 (b) 1,030
1,550,000 BBVA Bancomer SA 144A , 1.88% , 9/18/25 (a) 1,412
830,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.280% ) , 3.07% , 2/24/28 (b) 789
1,300,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.248% ) , 2.38% ,
7/21/32 (b) 1,098
2,300,000 Goldman Sachs Group Inc. , 2.60% , 2/07/30 2,033
2,750,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.264% ) , 2.65% ,
10/21/32 (b) 2,368
1,650,000 Goldman Sachs Group Inc. , ( U.S. Secured
Overnight Financing Rate + 1.410% ) , 3.10% ,
2/24/33 (b) 1,475
1,115,000 Goldman Sachs Group Inc. , 3.50% , 4/01/25 1,110
775,000 Intesa Sanpaolo SpA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.600% ) , 4.20% , 6/01/32 (a) (b) 593
2,050,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.180% ) , 2.55% , 11/08/32 (b) 1,763
915,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 2.460% ) , 3.11% , 4/22/41 (b) 744
910,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 2.440% ) , 3.11% , 4/22/51 (b) 697
1,025,000 Macquarie Group Ltd. 144A , ( 3 mo. LIBOR
USD + 1.372% ) , 3.76% , 11/28/28 (a) (b) 982
1,300,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 0.858% ) , 1.51% , 7/20/27 (b) 1,175
910,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.990% ) , 2.19% , 4/28/26 (b) 868
2,000,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.152% ) , 2.72% , 7/22/25 (b) 1,948
830,000 Morgan Stanley , 5.00% , 11/24/25 856
2,400,000 National Australia Bank Ltd. 144A , 2.99% ,
5/21/31 (a) 2,048
1,030,000 Old National Bancorp , 5.88% , 9/29/26 1,092
450,000 Santander Holdings USA Inc. , 3.24% , 10/05/26 427
1,000,000 Wachovia Corp. , 5.50% , 8/01/35 1,060
1,000,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.500% ) , 3.35% , 3/02/33 (b) 919
2,600,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.510% ) , 3.53% , 3/24/28 (b) 2,514
42,198
Basic Industry  (7%)
1,425,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65% , 10/29/24 1,325
1,120,000 Aviation Capital Group LLC 144A , 3.88% ,
5/01/23 (a) 1,109
935,000 Avient Corp. 144A , 5.75% , 5/15/25 (a) 941
1,725,000 Berry Global Inc. 144A , 4.88% , 7/15/26 (a) 1,696
4,065,000 Boeing Co. , 2.20% , 2/04/26 3,787
1,150,000 Caterpillar Financial Services Corp. , 3.40% ,
5/13/25 1,157

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,250,000 DAE Funding LLC 144A , 1.55% , 8/01/24 (a) $ 1,171
2,225,000 Equate Petrochemical BV 144A , 2.63% ,
4/28/28 (a) 2,000
1,980,000 Freeport-McMoRan Inc. , 5.00% , 9/01/27 1,973
1,543,000 General Electric Co. , 6.75% , 3/15/32 1,798
1,825,000 Glencore Funding LLC 144A , 1.63% , 9/01/25 (a) 1,682
900,000 International Flavors & Fragrances Inc. 144A ,
3.47% , 12/01/50 (a) (d) 690
5,900,000 Lockheed Martin Corp. , 3.90% , 6/15/32 6,088
785,000 Nature Conservancy A , 3.96% , 3/01/52 743
900,000 OCP SA 144A , 3.75% , 6/23/31 (a) 734
600,000 Raytheon Technologies Corp. , 4.63% , 11/16/48 608
27,502
Consumer Goods  (4%)
1,360,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A , 3.50% ,
3/15/29 (a) 1,194
2,000,000 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide Inc. , 4.90% , 2/01/46 2,019
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00% ,
11/15/39 969
904,000 Anheuser-Busch InBev Worldwide Inc. , 8.20% ,
1/15/39 1,217
1,320,000 Coca-Cola Co. , 2.60% , 6/01/50 1,036
1,150,000 JDE Peet's NV 144A , 1.38% , 1/15/27 (a) 1,008
195,000 Land O' Lakes Inc. 144A , 6.00% , 11/15/22 (a) 195
2,165,000 Land O' Lakes Inc. 144A , 7.00% (a) (e) 2,079
1,850,000 NIKE Inc. , 3.38% , 3/27/50 (d) 1,635
3,300,000 PepsiCo Inc. , 3.90% , 7/18/32 3,415
14,767
Energy  (8%)
1,130,000 Aker BP ASA 144A , 3.10% , 7/15/31 (a) 976
1,745,000 Canadian Natural Resources Ltd. , 6.25% ,
3/15/38 1,899
1,000,000 Cenovus Energy Inc. , 6.75% , 11/15/39 1,112
1,600,000 Cenovus Energy Inc. , 6.80% , 9/15/37 1,843
1,350,000 Centennial Resource Production LLC 144A ,
5.38% , 1/15/26 (a) 1,238
630,000 Crescent Energy Finance LLC 144A , 7.25% ,
5/01/26 (a) 584
1,300,000 Devon Energy Corp. , 5.60% , 7/15/41 1,339
1,800,000 Earthstone Energy Holdings LLC 144A , 8.00% ,
4/15/27 (a) 1,725
1,750,000 Eastern Gas Transmission & Storage Inc. 144A ,
3.00% , 11/15/29 (a) 1,632
1,200,000 Enbridge Energy Partners LP , 7.38% , 10/15/45 1,496
1,200,000 Energy Transfer LP , 5.40% , 10/01/47 1,105
2,500,000 Energy Transfer LP , 5.50% , 6/01/27 2,583
1,000,000 Hess Corp. , 7.30% , 8/15/31 1,150
750,000 Kinder Morgan Energy Partners LP , 6.55% ,
9/15/40 800
1,525,000 MPLX LP , 5.20% , 12/01/47 1,390
2,000,000 Northriver Midstream Finance LP 144A , 5.63% ,
2/15/26 (a) 1,979
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A ,
4.13% , 2/15/28 (a) 384
1,100,000 PDC Energy Inc. , 5.75% , 5/15/26 1,077
815,000 Southwestern Energy Co. , 4.75% , 2/01/32 761
1,650,000 Transocean Inc. 144A , 7.50% , 1/15/26 (a) 1,127
575,000 Vermilion Energy Inc. 144A , 6.88% , 5/01/30 (a) 556
1,700,000 Williams Cos. Inc. , 3.75% , 6/15/27 1,665
Principal
or Shares Security Description
Value
(000)
2,200,000 Williams Cos. Inc. , 8.75% , 3/15/32 $ 2,824
31,245
Financial Services  (17%)
925,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.13% , 7/03/23 920
410,000 Aircastle Ltd. , 4.13% , 5/01/24 402
1,795,000 Ally Financial Inc. , 3.88% , 5/21/24 1,789
1,851,000 American Express Co. , 8.15% , 3/19/38 2,525
1,690,000 AmFam Holdings Inc. 144A , 2.81% , 3/11/31 (a) 1,462
1,950,000 Ares Capital Corp. , 3.25% , 7/15/25 1,841
1,000,000 Ares Capital Corp. , 3.50% , 2/10/23 996
1,300,000 ASB Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250% ) , 5.28% , 6/17/32 (a) (b) 1,302
2,400,000 Banco Santander SA , 2.75% , 12/03/30 1,935
2,075,000 Blackstone Private Credit Fund 144A , 1.75% ,
9/15/24 (a) 1,892
605,000 Blackstone Secured Lending Fund , 2.75% ,
9/16/26 540
950,000 Canadian Imperial Bank of Commerce , 3.95% ,
8/04/25 952
1,350,000 Capital One Financial Corp. , ( U.S. Secured
Overnight Financing Rate + 1.290% ) , 2.64% ,
3/03/26 (b) 1,284
1,465,000 Charles Schwab Corp. , 2.90% , 3/03/32 1,356
2,300,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 2.107% ) , 2.57% , 6/03/31 (b) 2,002
1,430,000 Citigroup Inc. , ( U.S. Secured Overnight
Financing Rate + 1.351% ) , 3.06% , 1/25/33 (b) 1,272
2,500,000 Citigroup Inc. , 4.45% , 9/29/27 2,507
3,775,000 FS KKR Capital Corp. 144A , 4.25% , 2/14/25 (a) 3,612
1,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38% , 2/01/29 946
1,820,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25% , 5/15/26 1,812
1,370,000 Intercontinental Exchange Inc. , 4.00% , 9/15/27 1,381
1,150,000 Jane Street Group/JSG Finance Inc. 144A ,
4.50% , 11/15/29 (a) 1,063
3,000,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 3.790% ) , 4.49% , 3/24/31 (b) 3,021
1,975,000 JPMorgan Chase & Co. , ( U.S. Secured Overnight
Financing Rate + 1.990% ) , 4.85% , 7/25/28 (b) 2,028
1,155,000 Low Income Investment Fund 2019 , 3.71% ,
7/01/29 1,147
2,835,000 Macquarie Bank Ltd. 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700% ) , 3.05% , 3/03/36 (a) (b) 2,294
1,600,000 Macquarie Group Ltd. 144A , ( U.S. Secured
Overnight Financing Rate + 1.069% ) , 1.34% ,
1/12/27 (a) (b) 1,426
620,000 Mastercard Inc. , 3.85% , 3/26/50 601
1,250,000 Mitsubishi UFJ Financial Group Inc. , ( 1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.700% ) , 4.79% , 7/18/25 (b) 1,264
1,025,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.020% ) , 1.93% , 4/28/32 (b) 845
1,700,000 Morgan Stanley , ( U.S. Secured Overnight
Financing Rate + 1.200% ) , 2.51% , 10/20/32 (b) 1,460
2,020,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.00% , 10/15/27 1,947
1,375,000 National Bank of Canada , ( U.S. Secured
Overnight Financing Rate + 1.009% ) , 3.75% ,
6/09/25 (b) 1,368

Principal
or Shares Security Description
Value
(000)
1,000,000 Northwestern Mutual Global Funding 144A ,
4.00% , 7/01/25 (a) $ 1,013
2,205,000 Owl Rock Capital Corp. , 3.75% , 7/22/25 2,104
1,300,000 PayPal Holdings Inc. , 3.25% , 6/01/50 1,032
1,700,000 Royal Bank of Canada , 3.97% , 7/26/24 1,711
1,475,000 S&P Global Inc. 144A , 2.70% , 3/01/29 (a) 1,388
1,825,000 Toronto-Dominion Bank , 3.77% , 6/06/25 1,835
1,350,000 Truist Financial Corp. , ( U.S. Secured Overnight
Financing Rate + 1.368% ) , 4.12% , 6/06/28 (b) 1,358
1,200,000 Wells Fargo & Co. , ( U.S. Secured Overnight
Financing Rate + 1.980% ) , 4.81% , 7/25/28 (b) 1,229
2,200,000 Westpac Banking Corp. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750% ) , 2.67% , 11/15/35 (b) 1,796
64,658
Healthcare  (7%)
2,160,000 AbbVie Inc. , 2.95% , 11/21/26 2,109
920,000 AbbVie Inc. , 4.25% , 11/21/49 866
3,120,000 Amgen Inc. , 3.15% , 2/21/40 2,634
2,000,000 Baxter International Inc. , 2.27% , 12/01/28 1,809
700,000 Bayer U.S. Finance II LLC 144A , 3.88% ,
12/15/23 (a) 701
700,000 Blue Cross and Blue Shield of Minnesota 144A ,
3.79% , 5/01/25 (a) 681
1,625,000 Bristol-Myers Squibb Co. , 4.25% , 10/26/49 1,609
700,000 Cigna Corp. , 4.13% , 11/15/25 711
895,000 Cigna Corp. , 4.90% , 12/15/48 905
110,000 Dignity Health , 3.13% , 11/01/22 110
740,000 Dignity Health , 4.50% , 11/01/42 698
965,000 Gilead Sciences Inc. , 2.80% , 10/01/50 714
550,000 Jazz Securities DAC 144A , 4.38% , 1/15/29 (a) 531
1,300,000 Merck & Co. Inc. , 2.35% , 6/24/40 1,016
175,000 Northwell Healthcare Inc. , 6.15% , 11/01/43 195
955,000 PeaceHealth Obligated Group 2020 , 1.38% ,
11/15/25 890
1,200,000 Perrigo Finance Unlimited Co. , 4.40% , 6/15/30 1,104
1,620,000 Royalty Pharma PLC , 2.20% , 9/02/30 1,369
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10% , 10/01/46 297
1,825,000 Teva Pharmaceutical Finance Netherlands III BV ,
5.13% , 5/09/29 1,679
850,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00% , 4/15/24 859
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13% , 1/31/25 1,543
1,728,000 Toledo Hospital , 6.02% , 11/15/48 1,648
1,820,000 Viatris Inc. , 4.00% , 6/22/50 1,264
25,942
Household Products  (1%)
975,000 GSK Consumer Healthcare Capital U.S. LLC
144A , 3.38% , 3/24/27 (a) 958
1,300,000 GSK Consumer Healthcare Capital U.S. LLC
144A , 3.63% , 3/24/32 (a) 1,261
2,140,000 Procter & Gamble Co. , 2.30% , 2/01/32 (d) 1,985
4,204
Insurance  (4%)
1,400,000 First American Financial Corp. , 2.40% , 8/15/31 1,109
2,115,000 Jackson National Life Global Funding 144A ,
2.65% , 6/21/24 (a) 2,073
725,000 Nationwide Financial Services Inc. 144A , 5.30% ,
11/18/44 (a) 702
Principal
or Shares Security Description
Value
(000)
1,731,000 Nationwide Mutual Insurance Co. 144A , 9.38% ,
8/15/39 (a) $ 2,434
1,265,000 New York Life Insurance Co. 144A , 5.88% ,
5/15/33 (a) 1,441
500,000 New York Life Insurance Co. 144A , 6.75% ,
11/15/39 (a) 607
1,500,000 Nippon Life Insurance Co. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.600% ) , 2.90% , 9/16/51 (a) (b) 1,232
1,700,000 Ohio National Life Insurance Co. 144A , 6.88% ,
6/15/42 (a) 1,932
450,000 Pacific Life Insurance Co. 144A , 9.25% ,
6/15/39 (a) 644
550,000 Teachers Insurance & Annuity Association of
America 144A , 4.90% , 9/15/44 (a) 549
2,000,000 Teachers Insurance & Annuity Association of
America 144A , 6.85% , 12/16/39 (a) 2,420
15,143
Leisure  (1%)
1,150,000 Genting New York LLC/GENNY Capital Inc.
144A , 3.30% , 2/15/26 (a) 1,047
1,875,000 Magallanes Inc. 144A , 4.28% , 3/15/32 (a) 1,751
500,000 Mattel Inc. 144A , 3.38% , 4/01/26 (a) 475
3,273
Media  (2%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50% ,
6/01/41 1,336
1,860,000 Comcast Corp. , 2.89% , 11/01/51 1,397
766,000 Comcast Corp. , 6.50% , 11/15/35 933
1,760,000 Fox Corp. , 5.58% , 1/25/49 1,788
575,000 Gray Escrow II Inc. 144A , 5.38% ,
11/15/31 (a) (d) 509
1,450,000 Time Warner Cable LLC , 6.75% , 6/15/39 1,478
2,000,000 Walt Disney Co. , 2.75% , 9/01/49 1,520
475,000 Walt Disney Co. , 9.50% , 7/15/24 530
9,491
Real Estate  (3%)
70,000 Healthpeak Properties Inc. , 3.40% , 2/01/25 69
555,000 iStar Inc. , 4.75% , 10/01/24 548
1,900,000 iStar Inc. , 5.50% , 2/15/26 1,868
800,000 National Retail Properties Inc. , 3.90% , 6/15/24 800
1,125,000 Ontario Teachers' Cadillac Fairview Properties
Trust 144A , 2.50% , 10/15/31 (a) 989
1,050,000 Physicians Realty LP , 2.63% , 11/01/31 876
1,200,000 Simon Property Group LP , 6.75% , 2/01/40 1,385
1,750,000 Starwood Property Trust Inc. 144A , 3.75% ,
12/31/24 (a) 1,690
360,000 Toll Brothers Finance Corp. , 4.88% , 11/15/25 361
1,325,000 VICI Properties LP , 4.95% , 2/15/30 1,299
770,000 WEA Finance LLC 144A , 4.13% , 9/20/28 (a) 728
980,000 WEA Finance LLC 144A , 4.63% , 9/20/48 (a) 777
11,390
Retail  (2%)
1,250,000 Dick's Sporting Goods Inc. , 3.15% , 1/15/32 1,026
2,000,000 Home Depot Inc. , 4.50% , 12/06/48 2,057
1,325,000 Lowe's Cos. Inc. , 5.13% , 4/15/50 1,358
1,425,000 Nordstrom Inc. , 4.25% , 8/01/31 1,156
1,940,000 Yum! Brands Inc. , 3.63% , 3/15/31 1,758
7,355

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
Service  (2%)
2,185,000 American University 2019 , 3.67% , 4/01/49 $ 1,897
1,850,000 California Institute of Technology , 3.65% ,
9/01/19 1,431
1,150,000 Ford Foundation 2020 , 2.82% , 6/01/70 816
1,540,000 Georgetown University B , 4.32% , 4/01/49 1,441
1,180,000 President and Fellows of Harvard College ,
2.52% , 10/15/50 914
6,499
Technology  (6%)
1,305,000 Apple Inc. , 2.65% , 5/11/50 1,028
2,000,000 Apple Inc. , 4.65% , 2/23/46 2,167
2,575,000 Autodesk Inc. , 2.40% , 12/15/31 2,207
515,000 Broadcom Inc. 144A , 3.14% , 11/15/35 (a) 415
1,774,000 Broadcom Inc. 144A , 4.93% , 5/15/37 (a) 1,684
1,400,000 Dell International LLC/EMC Corp. , 4.90% ,
10/01/26 1,434
207,000 Dell International LLC/EMC Corp. , 8.35% ,
7/15/46 266
1,075,000 Fidelity National Information Services Inc. ,
4.50% , 7/15/25 1,093
1,315,000 Microchip Technology Inc. , 2.67% , 9/01/23 1,297
2,800,000 Microsoft Corp. , 2.53% , 6/01/50 2,187
2,000,000 Oracle Corp. , 6.50% , 4/15/38 2,124
1,345,000 QUALCOMM Inc. , 4.50% , 5/20/52 1,385
975,000 Salesforce Inc. , 2.90% , 7/15/51 781
2,100,000 Skyworks Solutions Inc. , 3.00% , 6/01/31 1,776
710,000 Take-Two Interactive Software Inc. , 3.70% ,
4/14/27 704
1,325,000 Take-Two Interactive Software Inc. , 4.00% ,
4/14/32 1,295
1,435,000 VMware Inc. , 2.20% , 8/15/31 1,166
1,725,000 Workday Inc. , 3.80% , 4/01/32 1,648
24,657
Telecommunications  (7%)
1,575,000 Alphabet Inc. , 2.05% , 8/15/50 1,126
1,750,000 Amazon.com Inc. , 3.10% , 5/12/51 1,476
3,359,000 AT&T Inc. , 3.50% , 9/15/53 2,660
3,800,000 AT&T Inc. , 3.65% , 9/15/59 2,966
1,760,000 British Telecommunications PLC 144A , 4.25% ,
11/08/49 (a) 1,457
1,100,000 Cogent Communications Group Inc. 144A ,
3.50% , 5/01/26 (a) 1,039
1,025,000 Cogent Communications Group Inc. 144A ,
7.00% , 6/15/27 (a) 1,030
1,500,000 Deutsche Telekom International Finance BV ,
8.75% , 6/15/30 1,922
1,800,000 Juniper Networks Inc. , 2.00% , 12/10/30 1,455
1,325,000 NBN Co. Ltd. 144A , 1.63% , 1/08/27 (a) 1,199
1,375,000 NTT Finance Corp. 144A , 4.37% , 7/27/27 (a) 1,417
2,475,000 Orange SA , 9.00% , 3/01/31 3,268
1,100,000 TELUS Corp. , 4.60% , 11/16/48 1,067
1,500,000 T-Mobile USA Inc. , 3.88% , 4/15/30 1,444
1,217,000 Verizon Communications Inc. , 2.36% , 3/15/32 1,052
2,000,000 Vodafone Group PLC , 5.25% , 5/30/48 1,990
26,568
Transportation  (1%)
1,323,985 American Airlines Class A Pass-Through Trust
2019-1, A , 3.50% , 2/15/32 1,036
Principal
or Shares Security Description
Value
(000)
1,381,938 American Airlines Pass-Through Trust 2019-1,
AA , 3.15% , 2/15/32 $ 1,224
2,260
Utility  (2%)
1,050,000 Basin Electric Power Cooperative 144A , 4.75% ,
4/26/47 (a) 927
244,000 Berkshire Hathaway Energy Co. , 6.13% , 4/01/36 282
775,000 Eversource Energy , 4.20% , 6/27/24 778
660,000 KeySpan Gas East Corp. 144A , 5.82% ,
4/01/41 (a) 688
1,780,000 National Fuel Gas Co. , 5.50% , 1/15/26 1,822
1,000,000 NextEra Energy Capital Holdings Inc. , 4.20% ,
6/20/24 1,016
313,206 Solar Star Funding LLC 144A , 3.95% ,
6/30/35 (a) 312
1,755,000 Southern California Edison Co. , ( Secured
Overnight Financing Rate + 0.830% ) , 2.88% ,
4/01/24 (b) 1,736
1,300,000 Tampa Electric Co. , 3.88% , 7/12/24 1,306
8,867
Total Corporate Bond (Cost - $374,506)
343,293
Foreign Government (0%
)
1,885,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,581
Mortgage Backed (1%
)
2,000,000 BXMT Ltd. 2020-FL2 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 2.064% ) ,
4.02% , 2/15/38 (a) (b) 1,884
2,000,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A , ( 1 mo. LIBOR USD +
1.430% ) , 3.43% , 5/15/36 (a) (b) 1,959
94,006 Freddie Mac STACR REMIC Trust 2020-HQA3
144A , ( 1 mo. LIBOR USD + 3.600% ) , 5.86% ,
7/25/50 (a) (b) 94
Total Mortgage Backed (Cost - $4,101)
3,937
Municipal (1%
)
1,200,000 Bay Area Toll Authority , 3.55% , 4/01/54 1,000
1,050,000 Michigan Finance Authority D , 5.02% , 11/01/43 1,071
1,170,000 University of California BG , 1.32% , 5/15/27 1,066
Total Municipal (Cost - $3,420)
3,137
Investment Company (4%
)
15,152,197 Payden Cash Reserves Money Market Fund *
(Cost - $15,152)
15,152
Total Investments (Cost - $417,563) (99%)
384,393
Other Assets, net of Liabilities (1%)
2,531
Net Assets (100%) $ 386,924
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At July 31, 2022, the total market value of the Fund’s securities on loan is $513 and the total market value of the collateral held by the Fund is $528. Amounts in 000s.
(e) Perpetual security with no stated maturity date.

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 84 Sep-22 $ 12,096 $ 256 $ 256
U.S. Treasury 10-Year Note Future 173 Sep-22 20,957 196 196
U.S. Treasury 2-Year Note Future 109 Sep-22 22,940 (79) (79)
U.S. Ultra Bond Future 21 Sep-22 3,325 5 5
a a

Short Contracts:
U.S. 10-Year Ultra Future 209 Sep-22 (27,431) (387) (387)
a a
Total Futures
$(9)